Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	3,344	287
Principal shareholder convertible loan	3,000	1,000
	Six months ended June 30	Six months ended June 30
	2015	2014
	US$ thousands	US$ thousands
Income:
Sales	4,893	251

Costs and expenses:
Financing expense	31	24